Warrant Liabilities (Details) - Schedule of key inputs into the binominal pricing model - $ / shares		3 Months Ended	12 Months Ended
	Nov. 14, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 03, 2023
Input
Share price	$ 5.71	$ 1.62	$ 1.54	$ 2.1575
Risk-free interest rate	4.16%	3.75%	4.16%
Volatility	52.19%	51.46%	52.19%
Exercise price	$ 11.5	$ 11.5	$ 11.5
Warrant remaining life	5 years	3 years 4 months 17 days	4 years 10 months 24 days